Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			138 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)				$ 0
Pension benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	$ 10,763
Fair value of plan assets at end of year	12,061	$ 10,763		12,061
Pension benefits qualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	11,116	10,129
Service cost	14	11	$ 11
Interest cost	325	419	392
Plan participants’ contributions	0	0
Actuarial loss (gain)	1,205	1,229
Benefits paid	(706)	(672)
Settlements, Curtailments, and Amendments	(1)	(2)
Foreign exchange impact	3	2
Benefit obligation at end of year	11,956	11,116	10,129	11,956
Change in plan assets:
Fair value of plan assets at beginning of year	10,763	9,477
Actual return on plan assets	1,291	1,758
Employer contribution	712	199
Plan participants’ contributions	0	0
Benefits paid	(706)	(672)
Settlement	(1)	(1)
Foreign exchange impact	2	2
Fair value of plan assets at end of year	12,061	10,763	9,477	12,061
Funded status at end of year	105	(353)		105
Assets recognized on the balance sheet at end of year	181	1		181
Liability recognized on the balance sheet at end of year	(76)	(354)		(76)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	14	11	27
Settlement loss	121	0	134
Pension benefits qualified [Member] | Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	121	0	134
Payment for Pension Benefits	700
Pension benefits nonqualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	572	557
Service cost	0	0	0
Interest cost	16	22	21
Plan participants’ contributions	0	0
Actuarial loss (gain)	25	49
Benefits paid	(57)	(57)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	1
Benefit obligation at end of year	556	572	557	556
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	57	57
Plan participants’ contributions	0	0
Benefits paid	(57)	(57)
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	0	0	0	0
Funded status at end of year	(556)	(572)		(556)
Assets recognized on the balance sheet at end of year	0	0		0
Liability recognized on the balance sheet at end of year	(556)	(572)		(556)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	33	34	37
Settlement loss	3	2	2
Other benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	525	555
Service cost	0	0	0
Interest cost	16	23	21
Plan participants’ contributions	43	44
Actuarial loss (gain)	(15)	(11)
Benefits paid	(78)	(86)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of year	491	525	555	491
Change in plan assets:
Fair value of plan assets at beginning of year	540	511
Actual return on plan assets	38	64
Employer contribution	6	7
Plan participants’ contributions	43	44
Benefits paid	(78)	(86)
Settlement	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	549	540	511	549
Funded status at end of year	58	15		58
Assets recognized on the balance sheet at end of year	84	44		84
Liability recognized on the balance sheet at end of year	(26)	(29)		$ (26)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	(34)	(32)	(38)
Settlement loss	$ 0	$ 0	$ 0